Asset retirement obligation (Tables)	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation Tables
Net present value of the ARO

The net present value of the ARO is as noted below, and has been calculated using an inflation rate of 3.4% and discounted using a credit-adjusted risk-free interest rate of 10%.

	2012	2011	2010

Asset retirement obligation, beginning of the year	$57,953	$54,444	$51,254
Accretion expense	3,860	3,509	4,092
Costs incurred	-	-	(902)
Asset retirement obligation, end of the year	$61,813	$57,953	$54,444